Acquisitions	12 Months Ended
Mar. 31, 2015
Business Combinations [Abstract]
Acquisitions
24.	Acquisitions

(1)	Game Show Network acquisition

In March 2011, Sony obtained a controlling interest in the Game Show Network (“GSN”). At that time, Sony also granted a put right and received a call right for an additional 18% interest in GSN. In September 2012, the other investor in GSN (the “Current Investor”) exercised its put right to sell the 18% interest in GSN to Sony for 234 million U.S. dollars (the “GSN Share Purchase”). The GSN Share Purchase received regulatory approval and closed on December 7, 2012 (the “Closing Date”). After exercise, the 234 million U.S. dollars owed to the Current Investor was payable to the Current Investor in two payments of 117 million U.S. dollars each plus interest thereon at 10% per annum from the Closing Date to each payment date. Sony paid to the Current Investor the first payment of 117 million U.S. dollars plus interest of 4 million U.S. dollars on April 2, 2013 and the second payment of 117 million U.S. dollars plus interest of 12 million U.S. dollars on December 13, 2013. A buy/sell provision also applies to the equity interests in GSN owned by Sony and the Current Investor and may be exercised annually for a 60 business day window beginning April 1, 2015.

(2)	Sony Semiconductor acquisitions

On March 31, 2014, SCK acquired from Renesas Electronics Corporation (“Renesas”) semiconductor fabrication equipment and certain related assets (“Transferred Assets”) for 7,510 million yen. SCK is utilizing the Transferred Assets to establish a new technology center and further strengthen its production capacity for CMOS image sensors. The purchase price was allocated and recorded primarily to machinery and equipment. SCK also entered into a supply arrangement with Renesas to manufacture and supply system LSIs for a certain period following the acquisition. In connection with this, SCK also acquired related inventories from Renesas.

As the purchase prices were fully allocated to identifiable tangible and intangible assets and no liabilities were assumed, no goodwill was recorded as part of the acquisitions. The unaudited supplemental pro forma results of operations have not been presented because the effects of the acquisitions were not material.

(3)	Other acquisitions

During the fiscal year ended March 31, 2013, Sony completed other acquisitions for total consideration of 39,022 million yen which were paid for primarily in cash and included the August 10, 2012, acquisition of Gaikai for total cash consideration of 28,167 million yen. Gaikai has developed a high quality, fast interactive cloud-streaming platform that enables streaming of a broad array of content ranging from immersive core games with rich graphics to casual content to a wide variety of devices via the internet. There was no material contingent consideration subject to future change. As a result of Sony’s acquisition of Gaikai and other businesses, Sony recorded 27,699 million yen of goodwill and 11,511 million yen of intangible assets.

During the fiscal year ended March 31, 2014, Sony completed other acquisitions for total consideration of 19,373 million yen which were paid for primarily in cash and there was no material contingent consideration subject to future change. As a result of the acquisitions, Sony recorded 10,243 million yen of goodwill and 10,965 million yen of intangible assets.

During the fiscal year ended March 31, 2015, Sony completed other acquisitions for total consideration of 23,103 million yen which were paid for primarily in cash and included the August 14, 2014 acquisition of CSC Media Group for total cash consideration of 18,900 million yen. CSC Media Group is one of the United Kingdom’s largest independent cable and satellite TV channel groups. There was no material contingent consideration subject to future change. As a result of the acquisitions, Sony recorded 12,626 million yen of goodwill and 10,731 million yen of intangible assets.

No significant amounts have been allocated to in-process research and development and all of the entities described above have been consolidated into Sony’s results of operations since their respective acquisition dates. Pro forma results of operations have not been presented because the effects of other acquisitions, individually and in aggregate, were not material.